AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 14.6%
Bright Horizons Family Solutions, Inc.*	15,880	$2,414,395
Burlington Stores, Inc.*	14,538	2,996,136
Carter's, Inc.	23,355	2,022,076
Cavco Industries, Inc.*	13,536	2,440,676
Dorman Products, Inc.*	34,430	3,111,783
Five Below, Inc.*,1	25,244	3,205,988
Grand Canyon Education, Inc.*	18,654	1,491,201
Lithia Motors, Inc., Class A1	18,173	4,142,354
Polaris, Inc.	27,872	2,629,445
Pool Corp.	9,797	3,277,488
Texas Roadhouse, Inc.	46,331	2,816,462
Vail Resorts, Inc.	7,475	1,599,426

Total Consumer Discretionary		32,147,430
Consumer Staples - 4.0%
BJ's Wholesale Club Holdings, Inc.*,1	100,652	4,182,091
Lancaster Colony Corp.	17,788	3,180,494
Performance Food Group Co.*	38,983	1,349,591

Total Consumer Staples		8,712,176
Energy - 1.0%
Dril-Quip, Inc.*	23,341	577,923
Parsley Energy, Inc., Class A1	174,400	1,632,384

Total Energy		2,210,307
Financials - 11.3%
Artisan Partners Asset Management, Inc., Class A	31,511	1,228,614
Atlantic Union Bankshares Corp.	54,579	1,166,353
Glacier Bancorp, Inc.	46,094	1,477,313
Kemper Corp.	33,383	2,230,986
Kinsale Capital Group, Inc.	13,098	2,490,978
MarketAxess Holdings, Inc.	7,193	3,464,077
Pinnacle Financial Partners, Inc.	57,704	2,053,685
Piper Sandler Cos	22,148	1,616,804
Signature Bank	26,757	2,220,564
TCF Financial Corp.	67,434	1,575,258
Voya Financial, Inc.	62,825	3,011,202
Western Alliance Bancorp.	73,152	2,313,066

Total Financials		24,848,900
Health Care - 17.9%
Acadia Healthcare Co., Inc.*	55,568	1,638,145
Bio-Rad Laboratories, Inc., Class A*	7,891	4,067,495
Catalent, Inc.*	46,665	3,997,324
Chemed Corp.	4,798	2,304,719
	Shares	Value

Globus Medical, Inc., Class A*	42,335	$2,096,429
Insulet Corp.*	12,475	2,951,460
Integer Holdings Corp.*	26,875	1,585,894
Jazz Pharmaceuticals PLC (Ireland)*	19,473	2,776,655
Molina Healthcare, Inc.*	17,800	3,258,112
Neurocrine Biosciences, Inc.*	31,875	3,065,100
Quidel Corp.*,1	14,370	3,152,491
STERIS PLC	22,197	3,910,889
Syneos Health, Inc.*	46,392	2,466,199
West Pharmaceutical Services, Inc.	7,392	2,032,061

Total Health Care		39,302,973
Industrials - 16.0%
Exponent, Inc.	57,518	4,143,022
Federal Signal Corp.	67,229	1,966,448
Gibraltar Industries, Inc.*	68,041	4,432,191
Graco, Inc.	44,891	2,754,063
Hexcel Corp.[1]	51,738	1,735,810
Ingersoll Rand, Inc.*	103,289	3,677,088
Nordson Corp.	20,633	3,957,822
RBC Bearings, Inc.*	23,790	2,883,586
Ritchie Bros. Auctioneers, Inc. (Canada)	65,014	3,852,079
Schneider National, Inc., Class B	76,582	1,893,873
The Toro Co.	45,543	3,823,335

Total Industrials		35,119,317
Information Technology - 17.7%
Booz Allen Hamilton Holding Corp.	58,816	4,880,552
Cerence, Inc.*,1	55,389	2,706,860
Cognex Corp.	43,644	2,841,224
Entegris, Inc.	46,075	3,425,216
Envestnet, Inc.*	26,220	2,023,135
EPAM Systems, Inc.*	11,238	3,633,021
Gartner, Inc.*	17,536	2,191,123
HubSpot, Inc.*	16,275	4,756,043
Power Integrations, Inc.	28,146	1,559,288
Rapid7, Inc.*,1	50,670	3,103,031
Silicon Laboratories, Inc.*	22,091	2,161,604
Tyler Technologies, Inc.*	4,421	1,540,984
Zebra Technologies Corp., Class A*	15,893	4,012,347

Total Information Technology		38,834,428
Materials - 6.1%
AptarGroup, Inc.	19,671	2,226,757
Eagle Materials, Inc.	29,781	2,570,696
Quaker Chemical Corp.[1]	19,676	3,535,974

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 6.1% (continued)
RPM International, Inc.	60,692	$5,027,725

Total Materials		13,361,152
Real Estate - 6.8%
American Campus Communities, Inc., REIT	55,166	1,926,397
CoreSite Realty Corp., REIT	18,826	2,238,035
Easterly Government Properties, Inc., REIT	127,941	2,867,158
Hudson Pacific Properties, Inc., REIT	55,658	1,220,580
Physicians Realty Trust, REIT	122,795	2,199,258
Summit Hotel Properties, Inc., REIT	220,331	1,141,315
Sun Communities, Inc., REIT	23,327	3,280,009

Total Real Estate		14,872,752
	Shares	Value
Utilities - 2.2%
IDACORP, Inc.	23,228	$1,855,917
OGE Energy Corp.	32,864	985,591
Portland General Electric Co.	55,555	1,972,203

Total Utilities		4,813,711

Total Common Stocks (Cost $183,777,909)		214,223,146
Total Investments - 97.6% (Cost $183,777,909)		214,223,146
Other Assets, less Liabilities - 2.4%		5,244,852
Net Assets - 100.0%		$219,467,998

*	Non-income producing security.
[1]	Some of these securities, amounting to $23,745,577 or 10.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$214,223,146	—	—	$214,223,146
Total Investments in Securities	$214,223,146	—	—	$214,223,146

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,745,577	—	$24,016,354	$24,016,354
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/31/20-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.